Finance costs	12 Months Ended
Dec. 31, 2025
Finance costs.
Finance costs

Note 10. Finance costs

The following table represents finance costs:

	Years Ended December 31,
in €‘000	2025	2024	2023
Interest expense
Accrued interest on license fee payables	80,593	71,892	27,369
Interest on loans and borrowings	5,693	5,280	3,745
Other interest expense	40	298	337
Other finance costs
Other finance costs	205	1,400	2,280
Total	86,531	78,870	33,731